Condensed Statement of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]	Total
Balance at Dec. 31, 2018	$ 49,260	$ (49,260)	$ (11,994)	$ (11,994)
Balance, shares at Dec. 31, 2018	627,000
Net (Loss)			(4,515)	(4,515)
Balance at Dec. 31, 2019	$ 49,260	(49,260)	(16,509)	(16,509)
Balance, shares at Dec. 31, 2019	627,000
Net (Loss)			(297,519)	(297,519)
Private placement	$ 3,511	347,581		$ 351,093
Private placement, shares	35,109,000			35,109,231
Stock issued for services	$ 10,362			$ 10,362
Stock issued for services, shares	103,623,000
Stock issued to VitaNova Partners LLC	$ 5,561			5,561
Stock issued to VitaNova Partners LLC, shares	55,613,000
Balance at Dec. 31, 2020	$ 68,694	$ 298,322	$ (314,028)	$ 52,988
Balance, shares at Dec. 31, 2020	194,972,000